Calvert
Equity Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Capital Markets — 8.5%
Intercontinental Exchange, Inc.	919,131	$ 136,959,710
Moody's Corp.	154,044	72,919,808
MSCI, Inc.	123,658	74,196,037
S&P Global, Inc.	495,435	246,741,493
		$ 530,817,048
Chemicals — 7.0%
Air Products and Chemicals, Inc.	268,582	$ 77,899,523
Ecolab, Inc.	819,414	192,005,089
Linde PLC	399,910	167,430,320
		$437,334,932
Commercial Services & Supplies — 1.2%
Veralto Corp.	724,041	$73,743,576
		$73,743,576
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	73,737	$67,563,001
Dollar General Corp.	883,961	67,021,923
		$134,584,924
Containers & Packaging — 0.7%
Ball Corp.	771,913	$42,555,564
		$42,555,564
Electronic Equipment, Instruments & Components — 4.2%
Amphenol Corp., Class A	2,941,329	$204,275,299
TE Connectivity PLC	405,095	57,916,432
		$262,191,731
Entertainment — 1.0%
Electronic Arts, Inc.	427,269	$62,509,455
		$62,509,455
Financial Services — 13.4%
Fiserv, Inc.(1)	663,567	$136,309,933
Mastercard, Inc., Class A	576,522	303,579,190
PayPal Holdings, Inc.(1)	1,061,363	90,587,332
Visa, Inc., Class A	961,733	303,946,097
		$834,422,552
Health Care Equipment & Supplies — 2.3%
IDEXX Laboratories, Inc.(1)	225,700	$93,313,408
Intuitive Surgical, Inc.(1)	90,207	47,084,446
		$140,397,854
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Starbucks Corp.	720,433	$ 65,739,511
		$ 65,739,511
Insurance — 2.5%
Aon PLC, Class A	161,420	$ 57,975,607
Marsh & McLennan Cos., Inc.	467,562	99,314,845
		$ 157,290,452
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C	1,565,682	$ 298,168,480
		$298,168,480
IT Services — 6.6%
Accenture PLC, Class A	192,230	$67,624,592
Gartner, Inc.(1)	419,583	203,275,376
VeriSign, Inc.(1)	673,998	139,490,626
		$410,390,594
Life Sciences Tools & Services — 11.6%
Agilent Technologies, Inc.	693,526	$93,168,283
Danaher Corp.	1,201,399	275,781,140
Thermo Fisher Scientific, Inc.	539,050	280,429,982
West Pharmaceutical Services, Inc.	213,739	70,012,347
		$719,391,752
Machinery — 3.7%
IDEX Corp.	418,866	$87,664,465
Xylem, Inc.	1,249,694	144,989,498
		$232,653,963
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., Class A	545,197	$40,878,871
		$40,878,871
Pharmaceuticals — 3.3%
Zoetis, Inc.	1,274,289	$207,619,907
		$207,619,907
Professional Services — 4.1%
Equifax, Inc.	128,263	$32,687,825
Verisk Analytics, Inc.	799,030	220,076,833
		$252,764,658
Software — 9.4%
Adobe, Inc.(1)	177,833	$79,078,778
Intuit, Inc.	341,788	214,813,758
Microsoft Corp.	687,948	289,970,082
		$583,862,618

Calvert
Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialized REITs — 3.3%
American Tower Corp.	848,253	$ 155,578,083
Crown Castle, Inc.	522,114	47,387,066
		$ 202,965,149
Specialty Retail — 5.2%
O'Reilly Automotive, Inc.(1)	53,720	$ 63,701,176
TJX Cos., Inc.	2,138,214	258,317,633
		$ 322,018,809
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	681,309	$51,554,652
		$51,554,652
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$187,162
Digital Directions International, Inc.(1)(3)(4)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	14,096
		$201,258
Total Common Stocks (identified cost $2,889,447,986)		$6,064,058,310

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 265,719
Series C-1(1)(3)(4)	1,023,444	179,615
Sword Diagnostics(1)(3)(4)	1,264,108	129,318
Total Preferred Stocks (identified cost $918,761)		$ 574,652

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund LP(1)(3)(4)	$ 1,795,816
Adobe Capital Social Mezzanine I LP(1)(3)(4)	1,302
Africa Renewable Energy Fund LP(1)(3)(4)	172,928
Arborview Capital Partners LP(1)(3)(4)	357,768
Bridges Ventures U.S. Sustainable Growth Fund LP(1)(3)(4)	122,800
Coastal Ventures III LP(1)(3)(4)	339,416
Core Innovations Capital I LP(1)(3)(4)	1,298,390
Cross Culture Ventures I LP(1)(3)(4)	844,084
Security	Value
DBL Equity Fund BAEF II LP(1)(3)(4)	$ 1,316,256
DBL Partners III LP(1)(3)(4)	1,359,681
First Analysis Private Equity Fund V LP(1)(3)(4)	683,291
Impact Ventures II LP(1)(3)(4)	170,347
LeapFrog Financial Inclusion Fund(1)(3)(4)	3,529
New Markets Education Partner LP(1)(3)(4)	25,473
New Markets Venture Partners II LP(1)(3)(4)	42,075
Owl Ventures LP(1)(3)(4)	957,676
Renewable Energy Asia Fund LP(1)(3)(4)	41,168
SEAF India International Growth Fund LP(1)(3)(4)	0
SJF Ventures II LP, Preferred(1)(3)(4)	16,689
SJF Ventures III LP(1)(3)(4)	408,044
Westly Capital Partners Fund II LP(1)(3)(4)	87,109
Total Venture Capital Limited Partnership Interests (identified cost $6,919,672)	$10,043,842

Short-Term Investments — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(5)	164,994,176	$ 164,994,176
Total Short-Term Investments (identified cost $164,994,176)		$ 164,994,176
Total Investments — 100.4% (identified cost $3,062,280,595)		$6,239,670,980
Other Assets, Less Liabilities — (0.4)%		$ (27,064,308)
Net Assets — 100.0%		$6,212,606,672

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $10,819,752, which represents 0.2% of the net assets of the Fund as of December 31, 2024.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund LP	11/12/15-12/6/23	786,621
Adobe Capital Social Mezzanine I LP	2/8/13-1/23/24	295,744
Africa Renewable Energy Fund LP	4/17/14-7/18/22	997,030
Arborview Capital Partners LP	11/13/12-12/7/21	14,610
Bridges Ventures U.S. Sustainable Growth Fund LP	6/18/16-10/27/23	409,116
Coastal Ventures III LP	7/30/12-1/9/19	10,836
Core Innovations Capital I LP	1/6/11-6/30/17	0
Cross Culture Ventures I LP	2/24/16-9/30/24	371,152
DBL Equity Fund BAEF II LP	3/30/11-8/2/16	564,959
DBL Partners III LP	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	0
Impact Ventures II LP	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partner LP	9/27/11-6/1/21	0
New Markets Venture Partners II LP	7/21/08-5/3/16	0
Owl Ventures LP	7/10/14-7/5/24	10,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund LP	3/22/05-5/24/10	195,777
SJF Ventures II LP, Preferred	2/14/06-11/20/12	0
SJF Ventures III LP	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-4/16/21	0
The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $164,994,176, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$195,144,544	$403,237,299	$(433,387,667)	$ —	$ —	$164,994,176	$1,787,499	164,994,176

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,063,857,052(2)	$ —	$ —	$6,063,857,052
Common Stocks - Venture Capital	—	—	201,258	201,258
Preferred Stocks - Venture Capital	—	—	574,652	574,652
Venture Capital Limited Partnership Interests	—	—	10,043,842	10,043,842
Short-Term Investments	164,994,176	—	—	164,994,176
Total Investments	$6,228,851,228	$ —	$10,819,752	$6,239,670,980

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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